Group information (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summary of financial statements of subsidiaries and structured entities
The consolidated financial statements of the Group include the following subsidiaries and structured entities:

Entity name	Country of incorporation	Principal activities	% Groups's equity interest
			2020	2019

DLP Capital LLC (“DLP Capital”)	USA	Holding company	100.00	100.00
DLP Par Participações S.A. (“DLP Par”)	Brazil	Holding company	100.00	100.00
MPB Capital LLC (“MPB Capital”)	USA	Investment company	100.00	100.00
STNE Participações S.A. (“STNE Par”)	Brazil	Holding company	100.00	100.00
STNE Participações em Tecnologia S.A. (“STNE Par Tec”)	Brazil	Holding company	100.00	100.00
Stone Pagamentos S.A. (“Stone”)	Brazil	Merchant acquiring	100.00	100.00
MNLT Soluções de Pagamentos S.A. (“MNLT”)	Brazil	Merchant acquiring	100.00	100.00
Pagar.me Pagamentos S.A. (“Pagar.me”)	Brazil	Merchant acquiring	100.00	100.00
Buy4 Processamento de Pagamentos S.A. (“Buy4”)	Brazil	Processing card transactions	100.00	100.00
Buy4 Sub LLC (“Buy4 LLC”)	USA	Cloud store card transactions	100.00	100.00
Cappta S.A. (“Cappta”) (i)	Brazil	Electronic fund transfer	56.73	61.79
Mundipagg Tecnologia em Pagamento S.A. (“Mundipagg”)	Brazil	Technology services	99.70	99.70
Equals S.A. (“Equals”)	Brazil	Reconciliation services	100.00	100.00
Stone Franchising Ltda. (“Stone Franchising”)	Brazil	Franchising management	99.99	99.99
TAG Tecnologia para o Sistema Financeiro S.A. (“TAG”)	Brazil	Financial assets register	100.00	100.00
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”)	Brazil	Financial services	100.00	100.00
Stone Logística Ltda ("Stone Log")	Brazil	Logistic services	100.00	100.00
PDCA S.A. ("PDCA") (Note 28(d))	Brazil	Merchant acquiring	67.00	100.00
Linked Gourmet Soluções para Restaurantes S.A. (“Linked”) (Note 5)	Brazil	Technology services	58.10	—
MAV Participações S.A. (“MVarandas”) (Note 5)	Brazil	Technology services	100.00	—
Vitta Tecnologia em Saúde S.A. (“Vitta Group”) (Note 5)	Brazil	Health plan management	100.00	—
VittaPar LLC. (“Vitta Group”) (Note 5)	USA	Holding company	100.00	—
Vitta Corretora de Seguros Ltda. (“Vitta Group”) (Note 5)	Brazil	Insurance services	100.00	—
Vitta Serviços em Saúde LTDA. (“Vitta Group”) (Note 5)	Brazil	Health services	100.00	—
Vitta Saúde Administradora em Benefícios LTDA. (“Vitta Group”)	Brazil	Health services	100.00	—
MLabs Software Ltda. (“MLabs”) (Note 5)	Brazil	Social media services	51.50	—
Questor Sistemas S.A (“Questor”) (Note 5)	Brazil	Technology services	50.00	—
Sponte Informática S.A ("Sponte") (Note 5)	Brazil	Technology services	90.00	—
StoneCo CI Ltd (“Creditinfo Caribbean”) (Note 5)	Cayman Islands	Holding company	53.05	—
Creditinfo Jamaica Ltd (“Creditinfo Caribbean”) (Note 5)	Jamaica	Credit bureau services	53.05	—
Creditinfo Guyana Inc (“Creditinfo Caribbean”) (Note 5)	Guyana	Credit bureau services	53.05	—
Creditadvice Barbados Ltd (“Creditinfo Caribbean”) (Note 5)	Barbados	Credit bureau services	53.05	—
Stone Seguros S.A (“Stone Seguros”) (ii)	Brazil	Insurance services	100.00	—
TAPSO FIDC ("FIDC TAPSO")	Brazil	Receivables investment fund	100.00	100.00
FIDC Bancos Emissores de Cartão de Crédito - Stone (“FIDC AR I”) (Note 18 (a))	Brazil	Receivables investment fund	—	100.00
FIDC Bancos Emissores de Cartão de Crédito - Stone II (“FIDC AR II”)	Brazil	Receivables investment fund	100.00	100.00
FIDC Bancos Emissores de Cartão de Crédito - Stone III (“FIDC AR III”) (Note 18 (a))	Brazil	Receivables investment fund	100.00	—
SOMA FIDC (“FIDC SOMA”)	Brazil	Receivables investment fund	100.00	100.00
SOMA III FIDC (“FIDC SOMA III”) (Note 18 (c))	Brazil	Receivables investment fund	100.00	—
STONECO EXCLUSIVO FIC FIM (“FIC FIM STONECO”) (iii)	Brazil	Investment fund	100.00	—

(i)	In 2020, STNE Par has reduced its interest in Cappta by a repurchase of treasury shares made by another shareholder.
(ii)	On November 18, 2020, the Group created a new company, Stone Seguros, which is being set up to offer insurance services to the Group's customers. As of December 22, 2020, and according to Ordinance No. 7,723 of the Superintendence of Private Insurance (“Susep”), Stone Seguros is authorized by Susep within a “Regulatory Sandbox” to operate for 36 months as an insurance company, oriented to offer innovative property and personal insurance products through proprietary channels. Stone Seguros remains non-operational. The Regulatory Sandbox is ruled by the Resolution No. 381/2020 of the Brazilian National Council of Private Insurance’s (CNSP), the Circular No. 598/2020 of Susep and the Eletronic Edital No. 2/2020 of Susep.
(iii)	In December 2020, the Group completed the issuance of R$ 43,600 of FIC FIM STONECO quotas. The purpose of FIC FIM STONECO is to invest in quotas of FIDCs.

Summary of associates

Entity name	Country of incorporation	Principal activities	% Groups's equity interest
			December 31, 2020	December 31, 2019

Linked Gourmet Soluções para Restaurantes S.A. (“Linked”) (Note 5)	Brazil	Technology services	—	48.56
Collact Serviços Digitais Ltda. (“Collact”) (i)	Brazil	CRM	25.00	25.00
VHSYS Sistema de Gestão S.A. (“VHSYS”) (ii)	Brazil	Technology services	33.33	33.33
Alpha-Logo Serviços de Informática S.A. ("Tablet Cloud") (iii)	Brazil	Technology services	25.00	25.00
Trinks Serviços de Internet S.A. ("Trinks") (iv)	Brazil	Technology services	19.90	19.90
Delivery Much Tecnologia S.A. ("Delivery Much") (v)	Brazil	Food delivery marketplace	22.64	—

(i)
On February 6, 2019, the Group acquired a 25% interest in Collact, a private company based in the State of São Paulo, Brazil, for R$1,667. Collact develops customer relationship management (“CRM”) software for customer engagement, focused mainly in the food service segment, with which the Company expects to obtain synergies in its services to clients. The Group also holds an option to acquire an additional interest in the period from 2 to 3 years counted from the date of the initial acquisition, which will allow the Group to acquire an additional 25% interest in Collact.

(ii)
On June 4, 2019, the Group acquired a 33.33% interest in VHSYS, a private company based in the State of Paraná, Brazil, for R$13,785. The Group also holds an option to acquire an additional interest in the period from 1 to 2 years counted from the date of the initial acquisition. In case of acquisition of the additional interest, the Group will hold 50% of its corporate capital. VHSYS is an omni-channel, cloud-based, Application Programming Interface (“API”) driven, Point of Sale (“POS”) and Enterprise Resource Planning (“ERP”) platform built to serve an array of service and retail businesses. The self-service platform consists of over 40 applications, accessible a la carte, such as order and sales management, invoicing, dynamic inventory management, cash and payments management, CRM, mobile messaging, along with marketplace, logistics, and e-commerce integrations, among others.

(iii)
On August 27, 2019, the Group acquired a 25% interest in Tablet Cloud, a private company based in the State of São Paulo, Brazil, for R$1,688. The Group also holds an option to acquire an additional interest in the period from 1.5 to 3 years counted from the date of the initial acquisition. In case of acquisition of the additional interest, the Group will hold 50% of its corporate capital. Tablet Cloud is a white label POS and simple ERP application focused on small and medium businesses with simpler needs. The application runs on smart POS and tablet solutions, giving business owners complete control over their cash register and inventory in a fully mobile device while having a robust ERP platform accessible online.

(iv)
On November 25, 2019, the Group acquired 19.9% interest in Trinks for R$4,493. Trinks is an unlisted company based in the State of Rio de Janeiro, Brazil, that develops an integrated solution of management, focused mainly in the beauty service segment. The Group also holds an option to acquire an additional interest in the period from 1.5 to 3 years counted from the date of the initial acquisition, which will allow the Group to acquire an additional 30.1% interest in Trinks. The Group has determined that Trinks is an associate by its significant influence on the board of directors.

(v)
On July 3, 2020, the Group acquired 22.64% interest in Delivery Much Tecnologia S.A. ("Delivery Much"), for R$35,998. Delivery Much is a private company based in the State of Rio Grande do Sul, Brazil, which is a food delivery marketplace company focused on small-and-midsize cities, with which the Company expects to obtain synergies in its services to clients. The Group also holds options to acquire an additional interest in the period from 2 to 3 years counted from the date of the initial acquisition, which will allow the Group to acquire an additional 27.36% interest in Delivery Much.